Cover	Jan. 19, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2022
Entity File Number	001-39847
Entity Registrant Name	Powered Brands
Entity Central Index Key	0001829427
Entity Tax Identification Number	98-1570855
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	292 Madison Avenue, Fl. 8
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	756-3508
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A Ordinary share [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of a Warrant to acquire one Class A ordinary share
Trading Symbol	POWRU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	POW
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	POWRW
Security Exchange Name	NASDAQ